BRANDYWINE FUNDS

                                  PROSPECTUS

                        (BRANDYWINE FUND, INC. LOGO)
                       (BRANDYWINE BLUE FUND, INC. LOGO)

                               JANUARY 31, 2000

    "NEVER INVEST IN THE STOCK MARKET - INVEST IN INDIVIDUAL BUSINESSES."

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS

QUESTIONS YOU SHOULD ASK BEFORE
  INVESTING IN BRANDYWINE FUNDS                                              1

FEES AND EXPENSES                                                            3

INVESTMENT OBJECTIVES, STRATEGIES
  AND RISKS                                                                  3

MANAGEMENT OF THE FUNDS                                                      4

DETERMINING NET ASSET VALUE                                                  4

ABOUT OUR MINIMUM REQUIREMENTS
  FOR INITIAL INVESTMENT                                                     4

INVESTING WITH BRANDYWINE FUNDS                                              5

  How to Open Your Brandywine
    Funds Account                                                            5

  How to Buy Additional Shares in
    Brandywine Funds                                                         6

  How to Sell Shares in
    Brandywine Funds                                                         6

  Payment of Redemption Proceeds                                             8

  How to Exchange Shares                                                     8

DIVIDENDS, DISTRIBUTIONS
  AND TAXES                                                                  8

STOCKHOLDER STATEMENTS
  AND REPORTS                                                                9

ACCOUNT SERVICES AND POLICIES                                                9

FINANCIAL HIGHLIGHTS                                                        10

SHARE PURCHASE APPLICATIONS                                                 13


                               A WORD ABOUT RISK

  Look for this "warning flag" symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you, as a shareholder, will confront.

         QUESTIONS YOU SHOULD ASK BEFORE INVESTING IN BRANDYWINE FUNDS

1. WHAT IS THE FUNDS' GOAL?

  Brandywine Funds seek capital appreciation.

2. WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?

  The Brandywine Funds invest principally in common stocks of U.S. companies, and, to a lesser extent, in equity securities of foreign issuers which are publicly traded in the United States either directly or through American Depositary Receipts ("ADRs"). They utilize a fundamentals-driven, company-by-company investment approach that is based on the belief that you should invest in individual businesses, not in the stock market. The Brandywine Funds will invest in companies in a broad range of industries but generally focus on companies whose earnings are growing by at least 20% per year and whose stocks sell at reasonable price-to-earnings ratios.

  The Funds adhere to a firm sell discipline. The Funds will sell a stock:

      o With deteriorating fundamentals such as contracting margins or reduced revenue growth
      o   When investor expectations have become unrealistically high
      o   When they find a better investment

  While this sell discipline is likely to cause the Funds to have annual portfolio turnover rates of approximately 200%, it also causes the Funds to keep seeking better investment alternatives.

  Brandywine Fund invests in companies of all sizes. Brandywine Blue Fund invests almost exclusively in mid-cap and larger companies, usually companies having a market capitalization of more than $2 billion.

3. WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

  The Funds invest principally in common stocks. The prices of the stocks in which the Funds invest may decline for a number of reasons. The price declines may be steep, sudden and/or prolonged. As a consequence, investors in the Funds may lose money.

  Investments in foreign securities, even though publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the regulatory requirements of U.S. companies and, as a consequence, there may be less publicly available information about such companies. Also foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.

  The Funds are actively managed and will have high portfolio turnover. High portfolio turnover necessarily results in greater transaction costs, such as brokerage commissions, which the Funds must pay and short term capital gains (or losses) to investors. Distributions to shareholders of short-term capital gains are taxed as ordinary income under current federal income tax laws.

  The Funds are a suitable investment only for those investors who have long-term investment goals such as investing for retirement. If you may need to redeem your shares in a hurry, or if you are uncomfortable with an investment that will fluctuate in value, the Funds may not be the right choice for you.

4. HOW HAVE THE FUNDS PERFORMED?

  The bar charts and tables that follow provide some indication of the risks of investing in the Funds by showing changes in the Funds' performance from year to year and by showing how their average annual returns over 1, 5 and 10 years compare with those of the S&P 500 Index, NASDAQ Industrials Index and Russell 2000 Index. Please be aware that past performance is not necessarily an indication of future performance.

                             BRANDYWINE FUND, INC.
                        (Total return per calendar year)

                         1990                   0.56%
                         1991                  49.18%
                         1992                  15.68%
                         1993                  22.58%
                         1994                   0.02%
                         1995                  35.75%
                         1996                  24.92%
                         1997                  12.02%
                         1998                  -0.65%
                         1999                  53.50%

Note: During the ten year period shown on the bar chart, the Fund's highest total return for a quarter was 32.46% (quarter ended December 31, 1999) and the lowest total return for a quarter was -18.88% (quarter ended September 30, 1998).

    AVERAGE ANNUAL
    TOTAL RETURNS
(FOR THE PERIODS ENDING               ONE            FIVE           TEN
  DECEMBER 31, 1999)                  YEAR          YEARS          YEARS
  ------------------                  ----          -----          -----

Brandywine Fund                      53.50%         23.71%         19.95%

S&P 500(1)<F1>                       21.14%         28.66%         18.25%

Nasdaq(2)<F2>                        71.67%         24.33%         17.46%

Russell 2000(3)<F3>                  21.26%         16.69%         13.40%


                           BRANDYWINE BLUE FUND, INC.
                        (Total return per calendar year)

                         1992                  13.13%
                         1993                  27.20%
                         1994                   2.31%
                         1995                  32.33%
                         1996                  23.23%
                         1997                  19.25%
                         1998                  -0.98%
                         1999                  49.36%

Note: During the eight year period shown on the bar chart, the Fund's highest total return for a quarter was 31.37% (quarter ended December 31, 1999) and the lowest total return for a quarter was -19.93% (quarter ended September 30, 1998).

    AVERAGE ANNUAL
    TOTAL RETURNS                                          SINCE THE INCEPTION
(FOR THE PERIODS ENDING          ONE           FIVE         DATE OF THE FUND
  DECEMBER 31, 1999)             YEAR         YEARS        (JANUARY 10, 1991)
  ------------------             ----         -----        ------------------

Brandywine Blue                 49.36%        23.53%             21.94%

S&P 500(1)                      21.14%        28.66%             21.50%

Nasdaq(2)                       71.67%        24.33%             21.39%

Russell 2000(3)                 21.26%        16.69%             18.25%


(1)<F1> The S&P 500 Index consists of 500 stocks, mostly on the New York Stock Exchange, selected by the Standard & Poor's Ratings Group. Each stock's weighting is based on its relative total market value. Stocks may be added or deleted from the Index which assumes reinvestment of dividends.

(2)<F2> THE NASDAQ Industrials is capitalization-weighted to measure the performance of all NASDAQ stocks in the industrial sector and does not include income.

(3)<F3> The Russell 2000, a trademark of the Frank Russell Company, is the smallest 2,000 of the 3,000 largest publicly traded companies in the United States equity market and includes income.

                               FEES AND EXPENSES

  This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

                                                        BRANDYWINE  BRANDYWINE
                                                           FUND      BLUE FUND
                                                        ----------  ----------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
   Maximum Sales Charge (Load)
     Imposed on Purchases (as a
     percentage of offering price)                         None       None
   Maximum Deferred
     Sales Charge (Load)                                   None       None
   Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends and Distributions                           None       None
   Redemption Fee                                          None*<F4>  None*<F4>
   Exchange Fee                                            None       None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED
  FROM FUND ASSETS)
   Management Fees                                         1.00%      1.00%
   Distribution and/or
     Service (12b-1) Fees                                  None       None
   Other Expenses                                          0.05%      0.08%
                                                           -----      -----
   Total Fund Operating
     Expenses                                              1.05%      1.08%

*<F4>  The Transfer Agent charges a fee of $12.00 for each wire redemption.

Example:

  This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                      1 YEAR        3 YEARS        5 YEARS        10 YEARS
                      ------        -------        -------        --------
Brandywine Fund        $107           $334           $579          $1,283

Brandywine Blue        $110           $343           $595          $1,317


                  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
                        THE FUNDS' INVESTMENT OBJECTIVE

  Each Fund's investment objective is capital appreciation. The Funds may change their investment objective without obtaining shareholder approval. Please remember that an investment objective is not a guarantee. An investment in the Funds may not appreciate and investors may lose money.

                        THE FUNDS' INVESTMENT STRATEGIES

  The Funds' investment adviser believes the Funds are most likely to achieve their investment objective if they consistently invest in companies that perform better than the investment community expects. Accordingly, the Funds invest in fundamentally sound companies that are experiencing a positive change. Fundamentally sound companies generally have some or all of the following attributes

      Earnings growth of over 20% annually
      High rates of profitability
      Strong balance sheets
      High quality of earnings

  The positive change could be:
      New products
      New management
      An acquisition or divestiture

  The Brandywine Funds typically do not invest in companies with high price-to-earnings ratios because these companies are less likely to perform better than the investment community expects. The Funds are generally more likely to invest in lesser known companies moving from a lower to higher market share position within their industry groups than the largest and best known companies in such groups.

                               PRINCIPAL RISKS OF
                             INVESTING IN THE FUNDS

  Investing in shares of common stock or in ADRs involves risks. The common stocks or ADRs in which the Funds invest may decline in value for any number of reasons. If that happens, the value of your investment will decline as well. The following are some of the main reasons why common stocks or ADRs purchased by the Funds may decline in value.

  1. The Funds' investment adviser was incorrect in its assessment of a company's prospects.

  2. The Funds' investment adviser was correct in its assessment of a company's prospects, but the company was out-of-favor with other investors.

  3. Investor psychology in the marketplace shifted from equity securities in general to other assets such as debt securities or money market instruments (sometimes called "a flight to safety").

                         TEMPORARY DEFENSIVE POSITIONS

  The Funds may, in response to adverse market, economic, political or other conditions, take temporary defensive positions that are inconsistent with the Funds' principal investment strategies but that are dictated by their sell discipline. This means the Funds will attempt to avoid losses by investing in money market instruments such as United States Treasury Bills, commercial paper and repurchase agreements. The Funds will not be able to achieve their investment objectives of capital appreciation to the extent that they invest in money market instruments since these securities do not appreciate in value. When the Funds are not taking a temporary defensive position, they still will hold enough cash and money market instruments to meet current needs and to take advantage of investment opportunities.

                            MANAGEMENT OF THE FUNDS

                               ABOUT THE ADVISER

  Friess Associates, Inc. (the "Adviser"), 115 East Snow King Avenue, P. O. Box 576, Jackson, Wyoming 83001, manages the investment portfolios for the Funds. In addition to the Funds, Friess Associates is the investment adviser to individual and institutional clients with substantial investment portfolios. Friess Associates was established in 1974 and was incorporated in 1980; it is wholly owned by Foster S. Friess and Lynnette E. Friess, who are the sole directors and the sole officers of Friess Associates, Inc.

                                  COMPENSATION

  As the investment adviser to the Funds, the Adviser manages the investment portfolios for the Funds. The Funds pay the Adviser an annual investment advisory fee, which is calculated daily and paid monthly, at an annual rate of 1% of the net assets of the Funds.

                              INVESTMENT DECISIONS

  The Adviser supervises the investment portfolios of the Funds, directing the purchase and sale of investment securities in the day to day management of the Funds. All investment decisions are made by a team of investment professionals representing the Adviser, any of whom may make recommendations subject to the final approval of Foster Friess or another senior member of the Adviser's management team to whom he may delegate the authority. Mr. Friess has been President, Treasurer and a director of Brandywine Fund and Brandywine Blue Fund since they were incorporated in 1985 and 1990, respectively. He is also President and Chairman of the Board of Friess Associates, Inc. and Friess Associates of Delaware, Inc.

                          DETERMINING NET ASSET VALUE

  The price at which investors purchase shares of the Funds and at which shareholders redeem shares of the Funds is called the net asset value. The Funds calculate net asset value as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on most national holidays and on Good Friday. The Funds calculate net asset value based on the market price of the securities (other than money market instruments) they hold. They value most money market instruments they hold at their amortized cost.

  If the transfer agent, Firstar Mutual Fund Services, LLC, receives your request to buy or to sell shares by the close of regular trading on the New York Stock Exchange, your transaction will be priced at that day's NAV. If the transfer agent receives your request after that time, it will be priced at the next business day's NAV.

  The Funds' share prices can be found daily in the mutual fund listings of most major newspapers under the heading "Brandywine" or "Brandyw" for Brandywine Fund and "BrndywBlue" or "BrandywBl" for Brandywine Blue Fund. The NASDAQ symbols are "BRWIX" for Brandywine Fund and "BLUEX" for Brandywine Blue Fund.

                       ABOUT OUR MINIMUM REQUIREMENTS FOR
                               INITIAL INVESTMENT

  The Board of Directors has established $25,000 as the minimum initial investment in Brandywine Fund and $100,000 as the minimum initial investment in Brandywine Blue Fund.

  Employees, officers and directors of the Funds or the Adviser or firms providing contractual services to the Funds, members of their immediate families (spouses, siblings, parents, children and grandchildren) and retirement plans and trusts for their benefit may purchase shares without regard to the minimum. The officers of the Funds may, but are not required to, waive or lower the requirement for charitable organizations and employee benefit plans whose aggregate investment exceeds a fund's minimum initial investment. The officers may also, but are not required to, waive or lower the requirement for shareholders' spouses, parents, children and grandchildren under special circumstances, considering the additional shares to be an extension of the investment of the first shareholder.

                                 INVESTING WITH
                                BRANDYWINE FUNDS

  Our goal is to make it easy and pleasant for you to do business with us. This section will help you become familiar with the many different services we offer to you as a shareholder.

                                HOW TO OPEN YOUR
                            BRANDYWINE FUNDS ACCOUNT

1. Read this prospectus carefully.

2. Determine how much you want to invest.

MINIMUM INVESTMENTS ARE AS FOLLOWS:

BRANDYWINE FUND
TO OPEN A NEW ACCOUNT                                $25,000
TO ADD TO AN EXISTING ACCOUNT                         $1,000

BRANDYWINE BLUE FUND
TO OPEN A NEW ACCOUNT                               $100,000
TO ADD TO AN EXISTING ACCOUNT                         $1,000

3. Complete the appropriate parts of the purchase application at the back of this prospectus, carefully following the instructions. (Additional purchase applications may be obtained from the Funds.)

   Please be sure to provide your Social Security or taxpayer identification number on the application. If you have questions, please contact our Investor Service Representatives at 1-800-656-3017 or 1-414-765-4124.

4. Complete the appropriate parts of the account privileges section of the application. By applying for privileges, such as telephone redemption, electronic transfer and wire transfer now, you can avoid the delay and inconvenience later of having to file an additional form. To add these privileges at a later date would require a signature guarantee.

5. Make your check payable to the Fund: Brandywine Fund, Inc. or Brandywine Blue Fund, Inc.

   All checks must be drawn on U.S. banks. The transfer agent will not accept cash or third party checks.

   FIRSTAR MUTUAL FUND SERVICES, LLC, THE FUNDS' TRANSFER AGENT, WILL CHARGE A $25 FEE AGAINST A SHAREHOLDER'S ACCOUNT FOR ANY PAYMENT CHECK RETURNED FOR INSUFFICIENT FUNDS. THE SHAREHOLDER WILL ALSO BE RESPONSIBLE FOR ANY LOSSES SUFFERED BY THE FUNDS AS A RESULT.

6. Send application and check to:

BY MAIL

  FOR FIRST CLASS MAIL

  Brandywine Fund, Inc. or
    Brandywine Blue Fund, Inc.
  c/o Firstar Mutual Fund Services, LLC
  P.O. Box 701
  Milwaukee, WI 53201-0701

  FOR OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL:

  Brandywine Fund, Inc. or
    Brandywine Blue Fund, Inc.
  c/o Firstar Mutual Fund Services, LLC
  615 E. Michigan St., 3rd Floor
  Milwaukee, WI 53202-5207

  PLEASE DO NOT MAIL LETTERS BY OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL TO THE POST OFFICE BOX ADDRESS.

BY WIRE

  If you wish to open an account by wire, please call 1-800-656-3017 or 1-414-765-4124 prior to sending the wire in order to obtain a confirmation number and to ensure prompt and accurate handling of funds.

  WIRE TO:
  Firstar Bank, N.A.
  777 East Wisconsin Avenue
  Milwaukee, Wisconsin 53202
  ABA 075000022

  CREDIT:
  Firstar Mutual Fund Services, LLC
  Account 112-952-137

  FURTHER CREDIT:
  Brandywine Fund, Inc. or
    Brandywine Blue Fund, Inc.
  (shareholder account number)
  (shareholder registration)

  You should then send a properly signed share purchase application marked "FOLLOW UP." Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. THE FUNDS AND FIRSTAR BANK, N.A. ARE NOT RESPONSIBLE FOR THE CONSEQUENCES OF DELAYS RESULTING FROM THE BANKING OR FEDERAL RESERVE WIRE SYSTEM, OR FROM INCOMPLETE WIRING INSTRUCTIONS.

THROUGH BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHERS

  Some broker-dealers may sell shares of the Funds. These broker-dealers may charge investors a fee either at the time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the Funds or the Adviser. Some broker-dealers may purchase and redeem shares on a three day settlement basis.

  The Funds may enter into agreements with broker-dealers, financial institutions or other service providers ("Servicing Agents") that may include the Funds as investment alternatives in the programs they offer or administer. Servicing agents may:

1. Become shareholders of record of the Funds. This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agent.

2. Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Funds.

3. Charge fees to their customers for the services they provide them. Also, the Funds and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers.

4. Be allowed to purchase shares by telephone with payment to follow the next day. If the telephone purchase is made prior to the close of regular trading on the New York Stock Exchange, it will receive same day pricing.

5. Be authorized to accept purchase orders on the Funds' behalf. This means that the Funds will process the purchase order at the net asset value which is determined following the Servicing Agent's acceptance of the customer's order.

   If you decide to purchase shares through Servicing Agents, please review carefully the program materials provided to you by the Servicing Agent. When you purchase shares of the Funds through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Fund on a timely basis. If the Servicing Agent does not, or if it does not pay the purchase price to the Fund within the period specified in its agreement with the Funds, it may be held liable for any resulting fees or losses.

OTHER INFORMATION ABOUT PURCHASING SHARES OF THE FUNDS

  The Funds may reject any purchase application for any reason. The Funds will not accept purchase orders made by telephone, unless they are from a Servicing Agent which has an agreement with the Funds.

SHARE CERTIFICATES

  Shares are credited to your account and certificates are not issued unless you request them by writing to:

  The Brandywine Funds
  c/o Firstar Mutual Fund Services, LLC
  P.O. Box 701
  Milwaukee, WI  53201-0701

                            HOW TO GET IN TOUCH WITH
                                BRANDYWINE FUNDS

       If you have any questions, please call one of our Investor Service
                             Representatives at:

                               1-800-656-3017 or
                                 1-414-765-4124

                  Monday - Friday  8:00 a.m. - 7:00 p.m. CST.

                        HOW TO BUY ADDITIONAL SHARES IN
                                BRANDYWINE FUNDS

  You may purchase additional shares (at least $1,000) by mailing your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form or by following the wiring instructions on page 5. The Funds do not accept telephone orders for purchase of shares.

  Make your check payable to:  Brandywine Fund, Inc. or Brandywine Blue Fund,
Inc.

  All checks must be drawn on U.S. banks. Brandywine Funds will not accept cash or checks made payable to third parties.

NOTE:

  In the case of retirement plan accounts established through Servicing Agents, additional shares may be purchased by the plans through Servicing Agents without regard to the Funds' minimum subsequent purchase amounts.

                             HOW TO SELL SHARES IN
                                BRANDYWINE FUNDS

IMPORTANT TAX NOTE:

  ANY SALE OR EXCHANGE OF SHARES IN A NON-RETIREMENT ACCOUNT COULD RESULT IN A TAXABLE GAIN OR LOSS. THE RECEIPT OF PROCEEDS OF THE REDEMPTION OF SHARES HELD IN AN IRA WILL CONSTITUTE A TAXABLE DISTRIBUTION OF BENEFITS FROM THE IRA UNLESS A QUALIFYING ROLLOVER CONTRIBUTION IS MADE.

  You may sell (redeem) some or all of your shares at any time during normal business hours. IF YOU HOLD THE CERTIFICATES FOR YOUR SHARES, YOU MUST RETURN THE CERTIFICATES, PROPERLY ENDORSED, WITH OR BEFORE YOUR REDEMPTION REQUEST.

YOU WILL NEED TO ASSEMBLE THE FOLLOWING INFORMATION:

  o  the account number(s)

  o  the amount of money or number of shares being redeemed

  o  the names on the account

  o  your daytime phone number

  o the signature(s) of all registered account owners, if you plan to request a redemption in writing

  o a signature guarantee is also required under special circumstances, including...

     1. If you wish the check to be sent to an address or person other than as registered with the Funds.

     2. You would like the check mailed to an address which has been changed within 30 days of the redemption request.

  o additional documentation may be required for redemptions by corporations, executors, administrators, trustees, guardians or others who hold shares in a fiduciary or representative capacity. Contact the Funds' transfer agent, Firstar Mutual Fund Services, LLC, in advance at 1-800-656-3017 or 1-414-765-4124.

TO OBTAIN A SIGNATURE GUARANTEE

  A signature guarantee assures that a signature is genuine. It protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, trust companies, a member firm of the New York Stock Exchange or other national securities exchange. A NOTARIZED SIGNATURE IS NOT ACCEPTABLE.

SEND A LETTER OF INSTRUCTION

  Include with your letter the necessary information you have already assembled.

THE PRICE YOU WILL RECEIVE FOR YOUR SHARES

  The redemption price per share is the next determined net asset value after Firstar Mutual Fund Services, LLC, the Funds' transfer agent, receives your written request in proper form with all the required information listed above.

BY MAIL

  FOR FIRST CLASS MAIL

  Brandywine Fund, Inc. or
    Brandywine Blue Fund, Inc.
  c/o Firstar Mutual Fund Services, LLC
  P.O. Box 701
  Milwaukee, WI 53201-0701

  FOR OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL:

  Brandywine Fund, Inc. or
    Brandywine Blue Fund, Inc.
  c/o Firstar Mutual Fund Services, LLC
  615 E. Michigan St., 3rd Floor
  Milwaukee, WI 53202-5207

  PLEASE DO NOT MAIL LETTERS BY OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL TO THE POST OFFICE BOX ADDRESS.

BY TELEPHONE

  Instruct Firstar Mutual Fund Services, LLC that you want the option of redeeming shares by telephone. This can be done by completing the appropriate section on the share purchase application.

  Assemble the same information that you would include in the letter of instruction for a written redemption request.

  Call Firstar Mutual Fund Services, LLC at 1-800-656-3017 or 1-414-765-4124. PLEASE DO NOT CALL THE FUND OR THE ADVISER.

  REDEMPTION BY TELEPHONE IS NOT AVAILABLE FOR IRA ACCOUNTS OR WHEN SHARE CERTIFICATES HAVE BEEN ISSUED FOR AN ACCOUNT. FOR MORE INFORMATION ON TELEPHONE REDEMPTIONS, PLEASE READ THE SECTION ENTITLED "ACCOUNT SERVICES AND POLICIES" ON PAGE 9.

THROUGH SERVICING
AGENTS

  If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent. Contact the Servicing Agent for instructions on how to do so.

AUTOMATICALLY

  The Systematic Withdrawal Plan option may be activated if you have a minimum of
     $25,000     in your Brandywine
                 Fund account
    $100,000     in your Brandywine
                 Blue Fund account

  This option allows you to redeem a specific dollar amount from your account on a regular basis. You may vary the amount or frequency of withdrawal payments or temporarily discontinue them. For more information or to request the appropriate form, please call Firstar Mutual Fund Services, LLC at 1-800-656-3017 or 1-414-765-4124.

                        PAYMENT OF REDEMPTION PROCEEDS

A CHECK WILL BE MAILED TO YOU

  A check in payment for your redeemed shares will be mailed to you at your address of record no later than the seventh day after Firstar Mutual Fund Services, LLC receives your valid request.

  Exception: If the shares being redeemed were purchased by check, the Fund may delay the payment of your redemption proceeds until it is reasonably satisfied the check has cleared. This normally may take up to 3 days for local personal or corporate checks and up to 7 days for other personal or corporate checks.

  If you redeem by telephone, Firstar Mutual Fund Services, LLC normally will transfer the redemption proceeds to your designated bank account if you have elected to receive redemption proceeds by either electronic funds transfer or wire. If you redeem shares through a Servicing Agent, you will receive your redemption proceeds in accordance with the procedures established by the Servicing Agent.

ELECTRONIC TRANSFERS

  If you have established this option, your redemption proceeds can be electronically transferred to your designated bank account. An Electronic Funds Transfer ("EFT") generally takes up to 3 business days to reach the shareholder's bank account. There is no fee for this option.

BY WIRE

  If you have established this option, your redemption proceeds can be wired
directly into your designated bank account.   The transfer agent, Firstar Mutual
Fund Services, LLC, currently charges a $12 fee for each wire, which is deducted from the shareholder's account.

                             HOW TO EXCHANGE SHARES

  You may redeem shares in Brandywine Blue Fund and replace them with shares in Brandywine Fund. You may also redeem shares in Brandywine Fund and replace them with shares in Brandywine Blue Fund, providing you can meet or have met the $100,000 minimum. Before exchanging your shares, you should first carefully read the appropriate sections of the prospectus for the new Fund and you should consider the tax consequences if yours is a taxable account.

IMPORTANT TAX NOTE:

  WHEN YOU EXCHANGE SHARES, YOU ARE SELLING YOUR SHARES IN ONE FUND AND BUYING SHARES OF ANOTHER FUND. FOR FEDERAL INCOME TAX PURPOSES, SUCH AN EXCHANGE IS A TAXABLE EVENT IN WHICH YOU MAY REALIZE A CAPITAL GAIN OR LOSS. BEFORE MAKING AN EXCHANGE REQUEST, YOU SHOULD CONSULT A TAX OR OTHER FINANCIAL ADVISER TO DETERMINE THE TAX CONSEQUENCES. (This concern does not apply to IRA or other tax exempt accounts.)

  To exchange shares, send your written request, along with a completed share purchase application if you are opening a new account, (the application for both Brandywine Fund and Brandywine Blue Fund is found at the back of this Prospectus.) to:

  FOR FIRST CLASS MAIL

  Brandywine Fund, Inc. or
    Brandywine Blue Fund, Inc.
  c/o Firstar Mutual Fund Services, LLC
  P.O. Box 701
  Milwaukee, WI 53201-0701

  FOR OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL:

  Brandywine Fund, Inc. or
    Brandywine Blue Fund, Inc.
  c/o Firstar Mutual Fund Services, LLC
  615 E. Michigan St., 3rd Floor
  Milwaukee, WI 53202-5207

  PLEASE DO NOT MAIL LETTERS BY OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL TO THE POST OFFICE BOX ADDRESS.

  YOU MUST INCLUDE:

  Account name
  Account number
  Amount or number of shares of Fund to be exchanged, sold or redeemed.

  The registration (both name and address) of the account from which the exchange is being made and the account to which the exchange is being made must be identical. The signatures of all registered account owners are required.

  At the present time there are no limitations on the number of exchanges a shareholder can make, and no exchange fee is currently imposed by the Funds on exchanges. THE FUNDS DO NOT PERMIT TELEPHONE EXCHANGES.

                            DIVIDENDS, DISTRIBUTIONS
                                   AND TAXES

  The Funds distribute annually all of their net earnings in the form of dividends and capital gains as distributions. As long as the Funds meet the requirements for being a regulated investment company, which is their intent, they pay no federal income tax on the earnings they distribute to the shareholders. Consequently, distributions you receive from the Funds, whether reinvested in additional shares of the Funds or taken as cash, are taxable to the shareholder in all accounts except tax-exempt accounts.

  Income dividends come from the dividends that the Funds earn from their holdings as well as interest they receive from their cash investments, less expenses. Capital gains are realized whenever the Funds sell securities for higher prices than they paid for them. These capital gains are either short term or long term depending on how long the Funds held the securities.

  Most investors have their dividends and capital gains distributions reinvested in additional shares of the Funds. When you open an account, you must specify on your application how you want to receive your distributions. YOU MAY CHANGE YOUR DISTRIBUTION OPTION ANYTIME BY WRITING OR CALLING THE FUNDS AT 1-800-656-3017 OR 1-414-765-4124.

  You can receive distributions of dividends and capital gains in two ways:

1. REINVESTMENT

   Dividends and capital gains are automatically reinvested in additional shares of the Funds, unless you request them to be paid in cash. You will be advised of the number of shares purchased and the price paid following each reinvestment. The amount so reinvested is added to the basis value of your total investment.

2. DIVIDENDS AND CAPITAL GAINS IN CASH

   Both dividends and capital gains are paid in cash. You may choose to have such amounts mailed to you, or forwarded by EFT (Electronic Funds Transfer) to your account.

   THE PRIMARY DISTRIBUTION WILL NORMALLY BE MADE NEAR THE END OF OCTOBER, FOLLOWING THE CLOSE OF THE FUNDS' FISCAL YEAR, WITH A SECOND DISTRIBUTION, IF REQUIRED, AT THE END OF DECEMBER.

  In January, the Funds will mail you Form 1099 detailing your dividends and distributions and their federal tax status, although you should verify your tax liability with your tax adviser.

  Even if you buy shares shortly before or on the "record date", the date that establishes you as the person to receive the upcoming distribution, you will receive the full taxable distribution. This may seem unfair to a taxable investor who has yet to enjoy the returns of the Fund which generated the distribution. However, your future tax liability may be reduced as a result of the distribution. In any case, you may wish to consider the Funds' record date before investing.

  The receipt of proceeds of the redemption of shares held in an IRA will constitute a taxable distribution of benefits from the IRA unless a qualifying rollover contribution is made.

                             STOCKHOLDER STATEMENTS
                                  AND REPORTS

  To help you keep accurate records, we will send you a confirmation immediately following each transaction you make. In January, we will send you a clear, concise statement detailing all your transactions during the year. For taxable accounts, this year-end statement also includes the 1099 information indicating the tax status of any dividends and capital gains distributions made to you. Information on the status of your account is always available by telephone.

  Four times a year, the Adviser will send you a report on the Funds. These comprehensive reports include an assessment of the Funds' performance, various comparisons to benchmarks, an overview of the markets, a report from the Adviser, listings of the Funds' holdings and other items of interest. The Adviser will also provide interim letters to update stockholders about important matters.

                         ACCOUNT SERVICES AND POLICIES

IMMEDIATE BALANCE INFORMATION

  We offer a 24-hour a day shareholders service. Just call 1-800-656-3017 for an update on your account balance or latest share prices. The Voice Response Unit (VRU) will guide you to your desired information. Remember to have your account number handy.

WEB SITE

  Visit Brandywine Funds' site at: http://www.brandywinefunds.com

ACCOUNT MINIMUMS

  The Funds reserve the right to redeem the shares held in any account, other than an IRA, if at the time of any exchange or redemption of shares in the account, the value of the remaining shares in the account falls below $5,000. The stockholder will be notified that the value of his account is less than the minimum and allowed at least 60 days to make an additional investment.

TELEPHONE TRANSACTIONS

  It may be difficult to reach the Funds by telephone during periods of unusual market activity. If you are unable to reach a representative by telephone, you may have to send written instructions.

  Neither the Funds nor Firstar Mutual Fund Services, LLC will be liable for following instructions for telephone redemption transactions that they reasonably believe to be genuine, provided reasonable procedures are used to confirm the genuineness of the telephone instructions, but may be liable for unauthorized transactions if they fail to follow such procedures. These procedures include requiring some form of personal identification prior to acting upon the telephone instructions and recording all telephone calls.

  Procedures for telephone redemptions may be modified or terminated at any time by the Funds or their transfer agent, Firstar Mutual Fund Services, LLC.

  The Funds reserve the right to refuse a telephone redemption request if it is believed advisable to do so.

ADDRESS CHANGES

  To change the address on your account, call Firstar Mutual Fund Services, LLC at 1-800-656-3017 or 1-414-765-4124. Any written redemption requests received within 30 days after an address change, whether such address change is made in writing or by telephone, must be accompanied by a signature guarantee. NO TELEPHONE REDEMPTIONS WILL BE ALLOWED WITHIN 30 DAYS OF AN ADDRESS CHANGE.

TEMPORARY SUSPENSION OF SERVICES

  The Funds can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the United States Securities and Exchange Commission.

                              FINANCIAL HIGHLIGHTS

  The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years. Certain information reflects financial results for a single Fund share The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Annual Report which is available upon request. To obtain a copy, call 1-800-656-3017 or 1-414-765-4124.

                                                       BRANDYWINE FUND, INC.

                                                                                       YEARS ENDED SEPTEMBER 30,
                                                                        ---------------------------------------------------------
                                                                        1999         1998        1997          1996          1995
                                                                        ----         ----        ----          ----          ----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                     $25.99       $43.91      $32.83        $33.92        $24.77
Income from investment operations:
   Net investment (loss) income                                         (0.20)(1)<F5> 0.21       (0.07)(1)<F5> (0.08)(1)<F5> (0.10)
   Net realized and unrealized gains (losses) on investments             9.64       (11.11)      12.50          2.83         10.70
                                                                       ------       ------      ------        ------        ------
Total from investment operations                                         9.44       (10.90)      12.43          2.75         10.60
Less distributions:
   Dividends from net investment income                                 (0.27)          --          --            --            --
   Distributions from net realized gains                                (0.07)       (7.02)      (1.35)        (3.84)        (1.45)
                                                                       ------       ------      ------        ------        ------
Total from distributions                                                (0.34)       (7.02)      (1.35)        (3.84)        (1.45)
                                                                       ------       ------      ------        ------        ------
Net asset value, end of year                                           $35.09       $25.99      $43.91        $32.83        $33.92
                                                                       ------       ------      ------        ------        ------
                                                                       ------       ------      ------        ------        ------

TOTAL INVESTMENT RETURN                                                 36.8%       (27.7%)      39.3%         10.0%         45.5%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (in 000's $)                             4,194,917    4,780,442   9,532,724     6,038,301     4,137,484
   Ratio of expenses to average net assets                              1.05%        1.04%       1.04%         1.06%         1.07%
   Ratio of net investment (loss) income to average net assets          (0.7%)        0.6%       (0.3%)        (0.4%)        (0.4%)
   Portfolio turnover rate                                             208.7%       263.7%      192.4%        202.8%        193.7%

(1)<F5> In 1999, net investment loss per share was calculated using average shares outstanding. In prior years, net investment loss per share was calculated using ending balances prior to consideration of adjustments for book and tax differences.

                                                     BRANDYWINE BLUE FUND, INC.

                                                                                          YEARS ENDED SEPTEMBER 30,
                                                                        ------------------------------------------------------
                                                                        1999         1998        1997          1996         1995
                                                                        ----         ----        ----          ----         ----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                     $22.13       $35.78      $25.26        $24.37       $17.18
Income from investment operations:
   Net investment (loss) income                                         (0.18)(1)<F6> 0.19       (0.10)(1)<F6> (0.05)(1)<F6> 0.00
   Net realized and unrealized gains (losses) on investments             7.85        (8.75)      10.62          2.05         7.30
                                                                       ------       ------      ------        ------       ------
Total from investment operations                                         7.67        (8.56)      10.52          2.00         7.30
Less distributions:
   Dividend from net investment income                                  (0.21)          --          --            --           --
   Distributions from net realized gains                                (0.13)       (5.09)         --         (1.11)       (0.11)
                                                                       ------       ------      ------        ------       ------
Total from distributions                                                (0.34)       (5.09)         --         (1.11)       (0.11)
                                                                       ------       ------      ------        ------       ------
Net asset value, end of year                                           $29.46       $22.13      $35.78        $25.26       $24.37
                                                                       ------       ------      ------        ------       ------
                                                                       ------       ------      ------        ------       ------

TOTAL INVESTMENT RETURN                                                 35.2%       (26.5%)      41.6%          8.9%        42.8%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (in 000's $)                               311,984      364,351     617,362       351,459      164,943
   Ratio of expenses to average net assets                              1.08%        1.06%       1.08%         1.13%        1.31%
   Ratio of net investment (loss) income to average net assets          (0.7%)        0.6%       (0.5%)        (0.4%)       (0.4%)
   Portfolio turnover rate                                             228.4%       299.5%      202.1%        196.9%       174.1%

(1)<F6> In 1999, net investment loss per share was calculated using average shares outstanding. In prior years, net investment loss per share was calculated using ending balances prior to consideration of adjustments for book and tax differences.


                                                   (THE BRANDYWINE FUNDS LOGO)

                                                       PURCHASE APPLICATION
                               o  This is a follow-up application to an investment by wire transfer.

Mail to:  The Brandywine Funds                                        Overnight Express Mail to:    The Brandywine Funds
          c/o Firstar Mutual Fund                                                                   c/o Firstar Mutual Fund
          Services, LLC                                                                             Services, LLC
          P.O. Box 701                                                                              615 E. Michigan St., 3rd Floor
          Milwaukee, WI 53201-0701                                                                  Milwaukee, WI 53202-5207

Use this form for individual, custodial, trust, profit-sharing or pension plan accounts. For any additional information please call the Brandywine Funds at 1-800-656-3017 or 1-414-765-4124.

A.   INVESTMENT       THE MINIMUM INITIAL INVESTMENT FOR BRANDYWINE FUND IS $25,000 AND FOR BRANDYWINE BLUE FUND $100,000.  THE
                      MINIMUM ADDITION TO EITHER FUND TO $1,000.

                      Wiring instructions: Firstar Bank, NA, 777 E. Wisconsin Ave., Milwaukee, WI  53202, ABA: 075000022.
                      For credit to Firstar Mutual Fund Services, LLC, Account # 112-952-137.  For further credit (insert full name
                      of Fund) (shareholders name) & (account number).  Notify Firstar Mutual Fund Services, LLC   ----------------
                      -------   -----------------     --------------  at 1-800-656-3017 or 1-414-765-4124 prior to sending wire.

                      Payment by   o Check   o Wire

                      o  Brandywine Fund $----------------------                    o Brandywine Blue Fund $----------------------
                         ($25,000 MINIMUM)                                            ($100,000 MINIMUM)


B.   REGISTRATION

o  Individual          -------------------------    -------------------------   CITIZEN OF  o  U.S.  o  OTHER---------------------
                       NAME                         SOCIAL SECURITY #                                         BIRTHDATE (Mo/Dy/Yr)
o  Joint Owner*<F7>    -------------------------    -------------------------   CITIZEN OF  o  U.S.  o  OTHER---------------------
   (cannot be a minor) NAME                         SOCIAL SECURITY #                                         BIRTHDATE (Mo/Dy/Yr)
                       *<F7> Registration will be Joint Tenancy with Rights of Survivorship (JTWROS) unless otherwise specified.

o  Gift to Minors     --------------------------------------------------   -----  ------------------------------------------------
                      CUSTODIAN'S FIRST NAME (ONLY ONE PERMITTED)          M.I.   LAST NAME
                      --------------------------------------------------   -----  ------------------------------------------------
                      MINOR'S FIRST NAME (ONLY ONE PERMITTED)              M.I.   LAST NAME
                      ------------------------------   -------------------------------------   -----------------------------------
                      MINOR'S SOCIAL SECURITY #        MINOR'S BIRTHDATE (Mo/Dy/Yr)            STATE OF RESIDENCE

o  Corporation**<F8>  ------------------------------------------------------------------------------------------------------------
   (including         NAME OF TRUSTEE(S) (IF TO BE INCLUDED IN REGISTRATION)***<F9>
   Corporate
   Pension Plans),**<F8>
   Trust, Estate or
   Guardianship***<F9>

o  Partnership***<F9> ------------------------------------------------------------------------------------------------------------
                      NAME OF TRUST/CORPORATION**/PARTNERSHIP

o  Other Entity***<F9>   ----------------------------------------------------   --------------------------------------------------
                         SOCIAL SECURITY #/TAX ID #                             DATE OF AGREEMENT (Mo/Dy/Yr)
                     **<F8> Corporate Resolution is required.  ***<F9> Additional documentation and certification may be requested.


C.   MAILING ADDRESS                                               o  Duplicate Confirmation to:
     ------------------------------------------   -------------    -----------------------------------   -----  ------------------
     STREET                                       APT/SUITE        FIRST NAME                            M.I.   LAST NAME
     ---------------------------------  ------ ---------------     ---------------------------------------------   ---------------
     CITY                               STATE  ZIP                 STREET                                          APT/SUITE
     -----------------------------------  --------------------     -----------------------------------   --------  ---------------
     DAYTIME PHONE #                      EVENING PHONE #          CITY                                  STATE     ZIP

D.   DISTRIBUTION OPTIONS     Capital gains & dividends will be reinvested if no option is selected.
                                   o    Capital Gains & Dividends Reinvested
                                   o    Capital Gains & Dividends in Cash
                              If the distribution is to be paid in cash, specify payment method below:
                                   o    Send check to mailing address in Section C.
                                   o    Automatic deposit to my bank account via Electronic Funds Transfer ("EFT"). May take up to
                                        3 business days to reach your bank account (complete bank information following).

     Your signed Application must be received at least 15 business days prior to initial transaction.
     An unsigned voided check (for checking accounts) or a savings account deposit slip is required with your Application.

                         ---------------------------------------------------------------------------------------------------------
                         NAME(S) ON BANK ACCOUNT
                         ----------------------------------------------------   --------------------------------------------------
                         BANK NAME                                              ACCOUNT NUMBER
                         ---------------------------------------------------------------------------------------------------------
                         BANK ADDRESS
                         To ensure proper crediting of your bank account, please attach a voided check or a deposit slip.

E.   TELEPHONE           I (we) authorize the Brandywine Funds, to act upon my (our) telephone instructions to redeem shares from
     REDEMPTION OPTIONS  this account. Please check all that may apply.
     (800) 656-3017 OR   o    The proceeds will be mailed to the address in Section C.
     (414) 765-4124      o    By wire. The proceeds of any redemption may be wired to your bank (complete bank information below).
                              A wire fee of $12.00 will be charged.
                         o    By EFT. Proceeds generally take up to 3 business days to reach your bank (complete bank information below).

Your signed Application
must be received at least
15 business days prior   ---------------------------------------------------------   ---------------------------------------------
to initial transaction.  NAME(S) ON BANK ACCOUNT                                     ABA NUMBER OR ROUTING NUMBER
                         ---------------------------------------------------------   ---------------------------------------------
An unsigned voided check BANK NAME                                                   ACCOUNT NUMBER
(for checking accounts)  ---------------------------------------------------------------------------------------------------------
or a savings account     BANK ADDRESS
deposit slip is required
with your Application.

                         To ensure proper crediting of your bank account, please attach a voided check or a deposit slip.

F.   SYSTEMATIC          I would like to withdraw from: Brandywine Fund, Inc.
     WITHDRAWALS         Account #----------------------     $----------------------(no minimum):
                         I would like to withdraw from: Brandywine Blue Fund, Inc.
                         Account #----------------------     $----------------------(no minimum):
                         o    I would like to have payments made to me on or about the ---------- day of each month, Or
                         o    I would like to have payments made to me on or about the ---------- day of the months that I have circled below:
                              Jan.    Feb.    Mar.    Apr.    May    June    July    Aug.    Sept.    Oct.    Nov.    Dec.
                         o    I would like my payments automatically deposited to my checking, NOW or savings account. Complete bank account information below and attach a copy of a voided check or savings deposit slip.  (A check will be mailed to the address in Section C if this selection is not marked.)
                         ---------------------------------------------------------------------------------------------------------
                         NAME(S) ON BANK ACCOUNT
                         ----------------------------------------------------   --------------------------------------------------
                         BANK NAME                                              ACCOUNT NUMBER
                         ---------------------------------------------------------------------------------------------------------
                         BANK ADDRESS
                         An unsigned voided check (for checking accounts) or a savings account deposit slip is required with your application.  A balance of at least $25,000 is required for Brandywine Fund and $100,000 for Brandywine
                         Blue Fund.

G.   SIGNATURE AND       Neither the Funds nor their transfer agent will be responsible for the authenticity of transaction
     CERTIFICATION       instructions received by telephone, provided that reasonable security procedures have been followed.
     REQUIRED BY THE
     INTERNAL REVENUE    By selecting the options in Section (E or F), I hereby authorize the Fund(s) to initiate credits to my
     SERVICE             account at the bank indicated and for the bank to credit the same to such account through the Automated
                         Clearing House ("ACH") system.

                         UNDER THE PENALTY OF PERJURY, I CERTIFY THAT (1) THE SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION
                         NUMBER SHOWN ON THIS FORM IS MY CORRECT TAXPAYER IDENTIFICATION NUMBER, AND (2) I AM NOT SUBJECT TO BACKUP
                         WITHHOLDING EITHER AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR THE IRS HAS NOTIFIED
                         ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING. THE IRSDOES NOT REQUIRE YOUR CONSENT TO ANY
                         PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.
                         ---------------------------------------------------------   ----------------------------------------------
                         DATE (Mo/Dy/Yr)                                             SIGNATURE OF OWNER*<F10>
                         ---------------------------------------------------------   ----------------------------------------------
                         DATE (Mo/Dy/Yr)                                             SIGNATURE OF CO-OWNER, if any

                         *<F10>    If shares are to be registered in (1) joint names, both persons should sign, (2) a custodian for a minor, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer should sign and print name and title on space provided below.
                         ----------------------------------------------------------------------------------------------------------
                         PRINT NAME AND TITLE OF OFFICER SIGNING FOR A CORPORATION OR OTHER ENTITY


To learn more about the Brandywine Funds, you may want to read the Statement of Additional Information (or "SAI") which contains additional information about the Funds. The Brandywine Funds have incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

You also may learn more about Brandywine Funds' investments by reading the Funds' annual and semi-annual reports to shareholders. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the performance of each Fund during the fiscal year.

The SAI and the Funds' annual and semi-annual reports are available, without charge, by calling 1-800-656-3017 or 1-414-765-4124 or by writing to:

  The Brandywine Funds
  3908 Kennett Pike
  P.O. Box 4166
  Greenville, Delaware 19807

Prospective investors and shareholders who have questions about Brandywine Funds may also call the above numbers or write to the above address.

The general public can review and copy information about Brandywine Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Please call 1-202-942-8090 for information on the operations of the Public Reference Room.) Reports and other information about Brandywine Funds are also available on the EDGAR Database at the Securities and Exchange Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to:

  Public Reference Section
  Securities and Exchange Commission
  Washington, D.C. 20549-6009

Please refer to Brandywine Funds Investment Company Act File No.811-0447 for Brandywine Fund and No. 811-06221 for Brandywine Blue Fund when seeking information about the Funds from the Securities and Exchange Commission.